Note 6 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	December 31,
	2016	2015
Change in projected benefit obligation:
Benefit obligation at beginning of year	$24,691,877	$24,975,342
Service cost	-	-
Interest cost	990,439	890,263
Actuarial (gain) loss	627,361	(5,930)
Benefits paid	(1,320,617)	(1,167,798)
Benefit obligation at end of year	24,989,060	24,691,877

Change in plan assets:
Fair value of plan assets at beginning of year	18,616,501	19,833,900
Actual return on plan assets	1,338,912	(349,601)
Employer contributions	333,000	300,000
Benefits paid	(1,320,617)	(1,167,798)
Fair value of plan assets at end of year	18,967,796	18,616,501

Funded status	(6,021,264)	(6,075,376)
Unrecognized net actuarial loss	8,041,983	8,388,698
Net amount recognized as prepaid benefit cost	$2,020,719	$2,313,322

Accumulated benefit obligation	$24,989,060	$24,691,877
	Year Ended December 31,
	2016	2015
Components of net periodic benefit cost:
Service cost	$-	$-
Interest cost	990,439	890,263
Expected return on plan assets	(1,102,010)	(1,172,278)
Amortization of net (gain) loss	737,174	762,233
Net periodic benefit cost	$625,603	$480,218

Schedule of Assumptions Used [Table Text Block]
	December 31,
	2016	2015
Discount rate	3.95%	4.20%
Expected return on plan assets	6.25%	6.25%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	December 31,
	2016	2015

Pooled separate accounts	$18,471,796	$18,029,051
Company common stock - 31,000 shares	496,000	587,450

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31,
	2016	2015
Fixed income pooled separate accounts	64%	68%
Equity pooled separate accounts	33%	29%
Company common stock	3%	3%

Schedule of Expected Benefit Payments [Table Text Block]
Pension Benefits

2017	$2,550,000
2018	1,450,000
2019	1,440,000
2020	1,780,000
2021	1,790,000
2022-2026	8,430,000

Defined Contributions Schedule [Table Text Block]
	December 31,
	2016	2015

Old 401(k) Plan
Company common stock:
Shares held	265,294	276,590
Fair value	$4,244,701	$5,241,377

Retirement Plan
Mutual funds - fair value	$3,671,794	$2,979,588
	Year Ended December 31,
	2016	2015

Old 401(k) Plan
Employer contributions	$-	$-
Dividends on Company stock	58,084	61,838

Retirement Plan
Employer contributions	$457,815	$453,576

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]
	December 31,
	2016	2015

Company common stock:
Shares held	30,100	27,350
Fair value	$481,608	$518,292
Mutual funds - fair value	157,436	80,666
Cash and cash equivalents	6,471	6,227
	Year Ended December 31,
	2016	2015

Employer contributions	$55,970	$50,263
Dividends on Company stock	5,744	4,340